Business combination (Tables)	12 Months Ended
Dec. 31, 2021
The cash consideration has been adjusted for the dividends received related to the year of 2018 and the effect of the cash flow hedge entered into to hedge the exposure on changes in foreign exchange rates, as shown below:

The cash consideration has been adjusted for the dividends received related to the year of 2018 and the effect of the cash flow hedge entered into to hedge the exposure on changes in foreign exchange rates, as shown below:

As of December 31, 2019
Cash consideration	9,268
Cash flow hedge effect	145
9,413
Dividends received related to 2018	(42)
Total cash consideration transferred	9,371

The fair value of identifiable assets acquired and liabilities assumed from Exito, on the acquisition date, are as follows:

The fair value of identifiable assets acquired and liabilities assumed from Exito, on the acquisition date, are as follows:

Fair value as of November 27, 2019
Assets
Cash and cash equivalentes	6,062
Trade receivables, net	416
Inventories, net	2,765
Recoverable taxes	477
Other current assets	349
Deferred income tax and social contribution	1,353
Related parties	137
Other noncurrent assets	111
Investments in associates	316
Investment properties	2,972
Property and equipment, net	8,496
Intangible assets, net	3,009
26,463

Liabilities
Payroll and related taxes	283
Trade payables, net	4,545
Taxes and contributions payable	219
Borrowings and financing	2,546
Lease liabilities	277
Other current liabilities	998
Noncurrent borrowings and financing	2,060
Deferred income tax and social contribution	2,100
Provisions for legal proceedings	103
Noncurrent –lease liabilities	1,540
Other noncurrent liabilities	28
14,699
Net assets	11,764
(-) Attribute to non-controlling interest	(2,558)
Net assets	9,206

a)	Tradename – These includes the brands Surtimax, Super Inter, Surti Mayorista, Viva, Frescampo, Éxito and Carulla in Colombia, Libertad brand in Argentina and Disco in Uruguay. In addition, it also includes the brands Éxito, Bronzini, Frescampo, Ekono, Arkitect and Carulla. Tradenames have an indefinite useful life.
b)	Investment properties and real estate properties –Éxito Group has real estate assets in galleries and shopping malls for the purpose of being leased. Such assets have high commercial relevance and they are located in prime areas.
c)	Tuya investment – fair value was estimated using the incoming approach method; and
d)	Leases liabilities – Lease liabilities were re-measured using the incremental borrowing rate at the date of acquisition.

Schedule of goodwiill identified

The Company recorded a residual goodwill of R$165; which has been determined as follows:

Schedule of goodwiill identified

Fair value of net assets acquired	11,764
(-) Fair value of non-controlling interest	(2,558)
9,206
Total consideration transferred for the acquisition of Éxito Group	9,371
Goodwill resulting from acquisition of Éxito Group	165